Annual Fund Operating Expenses - Overlay Shares Nasdaq 100 Income ETF - Overlay Shares Nasdaq 100 Income ETF Class	Oct. 21, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.12%	[1]
Expenses (as a percentage of Assets)	0.97%	[2]

[1]	Estimated for the Fund’s initial fiscal year.
[2]	The “Total Annual Fund Operating Expenses” will not correlate to the expense ratios in the Fund’s Financial Highlights and financial statements because the Financial Highlights and financial statements include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies.